Financial instruments - Schedule of financial assets and liabilities measured at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Valuation techniques based on observable market input (Level 2)
Disclosure of detailed information about financial instruments [line items]
Derivative assets	$ 681	$ 733	$ 469
Derivative liabilities	(261)	(275)	(540)
Financial assets/(liabilities)	420	458	(71)
Valuation techniques based on unobservable market input (Level 3)
Disclosure of detailed information about financial instruments [line items]
Financial assets/(liabilities)	(155)	(151)	(82)
Financial assets - other	74	75	337
Financial liabilities - other	$ (229)	$ (226)	$ (419)